Events Subsequent to Original Issuance of Financial Statements (Unaudited) (Tables) - Subsequent Event - Inotera	9 Months Ended
Jun. 01, 2017
Subsequent Event [Line Items]
Schedule of Inotera Acquisition
We provisionally estimated the fair value of the Inotera assets acquired and liabilities assumed as of the December 6, 2016 acquisition date. The allocation of purchase price to assets acquired and liabilities assumed of Inotera could change as additional information becomes available. The consideration and provisional valuation of assets acquired and liabilities assumed, are as follows:

Consideration
Cash paid for Inotera Acquisition	$4,099
Less cash received from selling Micron Shares	(986)
Net cash paid for Inotera Acquisition	3,113
Fair value of our previously-held equity interest in Inotera	1,441
Fair value of Micron Shares exchanged for Inotera shares	995
Other	3
Payments attributed to intercompany balances with Inotera	(361)
$5,191

Assets acquired and liabilities assumed
Cash and equivalents	$118
Inventories	285
Other current assets	27
Property, plant, and equipment	3,722
Deferred tax assets	82
Goodwill	1,124
Other noncurrent assets	130
Accounts payable and accrued expenses	(232)
Debt	(56)
Other noncurrent liabilities	(9)
$5,191

Schedule of Pro Forma Information including Inotera
Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the combined results of operations as if the Inotera Acquisition had occurred on September 4, 2015. The pro forma financial information includes the accounting effects of the business combination, including adjustments for depreciation of property, plant, and equipment, interest expense, elimination of intercompany activities, and revaluation of inventories. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the Inotera Acquisition occurred on September 4, 2015.

	Year ended
	August 31, 2017	September 1, 2016
Net sales	$20,317	$12,341
Net income (loss)	5,172	(543)
Net income (loss) attributable to Micron	5,171	(544)
Earnings (loss) per share
Basic	4.68	(0.50)
Diluted	4.42	(0.50)